TAXES ON INCOME (Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Basic earnings per share (in usd per share)	$ 3.13	$ 2.99	$ 2.60
Diluted earnings per share (in usd per share)	2.98	2.88	2.52
Approved, Privileged and Preferred Enterprise
Entity Information [Line Items]
Basic earnings per share (in usd per share)	0.15	0.29	0.39
Diluted earnings per share (in usd per share)	$ 0.14	$ 0.28	$ 0.38